Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates Consolidated Financial Statements (Details)	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Balance Sheet Items Except For Equity Accounts [Member]
Schedule of Currency Exchange Rates Consolidated Financial Statements [Line Items]
Currency exchange rates	6.9931	7.1636
Items In The Statements Of Operations And Comprehensive Loss And Statements Of Cash Flows [Member]
Schedule of Currency Exchange Rates Consolidated Financial Statements [Line Items]
Currency exchange rates	7.1235		7.1767